Income Tax - Schedule of Financial Statement (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Financial Statement [Abstract]
Opening balance	$ 160,266	$ 399,174	$ 3,305,308
Acquired in business combination			121,319
Income tax accrual -
- of current year	108,382	119,238	387,407
- Short provision of previous year	12,265
Adjustment on account of modifications			(3,399,850)
Exchange rate difference	(3,331)	(3,565)	(15,010)
Taxes paid/adjustments	(183,885)	(354,581)
Closing balance of current income taxes payables	$ 93,698	$ 160,266	$ 399,174